UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report.

Name:    Barberry Corp.
Address: c/o Starfire Holding Corp.
         100 South Bedford Road
         Mt. Kisco, NY  10549

Form 13F File Number:  28-2662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner
Title:   Authorized Signatory
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner         New York, New York     08/13/03
[Signature]                     [City, State]        [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   4*

Form 13F Information Table Entry Total:              10*

Form 13F Information Table Value Total:              $297,332*
                                                    (thousands)


     *Confidential   Treatment  has  been   requested  for  accounts  of  equity
securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number      Name

         01                28-4690          High River Limited Partnership*

         02                28-              Cyprus LLC

         03                28-              Icahn & Co., Inc.*

         04                28-              Dixon Guarantor, LLC*




                                                    FORM 13F INFORMATION TABLE
                                                AS OF JUNE 30, 2003 (SEC USE ONLY)
                                            NAME OF REPORTING MANAGER:  BARBERRY CORP.

                                      Item 4:      Item 5:         Item 6:
                                      FAIR         SHARES          INVEST-                Item 7:         Item 8:
                Item 2:    Item 3:    MARKET       OF              MENT                   MANAGERS        VOTING
Item 1:         TITLE OF   CUSIP      VALUE        PRINCIPAL       DISCRE-                SEE            AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)($)     AMOUNT          TION                   INSTR. V
(SHARES)
                                                                     (b)
                                                                     Shared
                                                                     as De-
                                                                     fined    (c)
                                                               (a)   in In-   Shared                    (a)        (b)       (c)
                                                               Sole  str. V   Other                     Sole     Shared      None

American        Depos-     029169109    65,768   5,347,000      X                         Sole        5,347,000
Real Estate     itory
Partners LP     Unit

GB Hldgs Inc.   Com        36150A109    25,550   4,121,033            X                   2           4,121,033

Hallwood Rlty   Deposit UT 40636T203    23,735     235,000                                1             235,000
Partners        NEW

Insignia
Financial       Com        45767A105    19,484   1,753,700            X                   1           1,753,700
Group

Landenburg
Thalman         Com        50575Q101       494   2,148,725            X                   1           2,148,725
Financial
Servces, Inc

Panaco Inc.     Com        698106101       982   6,545,400            X                   1           6,545,400

Perry Ellis,    Com        868610106     8,350     428,403            X                   1             428,403
Intl.

Register.Com    Com        75914G101    11,850   1,965,180            X                   1           1,965,180

Tropical        Com        89708P102     7,463     979,388                                1
Sportswear                                                                                              979,388

Vector Group
Ltd.            Com        92240M108   133,656     7,637,489            X                 1          7,637,489




                           Total:      297,332



Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.